Shareholder Report, Average Annual Return (Details)		6 Months Ended	12 Months Ended	33 Months Ended	60 Months Ended	118 Months Ended	120 Months Ended
		Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000015937
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Champlain Small Company Fund, Advisor Shares
C000173316
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Champlain Small Company Fund, Institutional Shares
C000065363
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Champlain Mid Cap Fund, Advisor Shares
C000096284
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Champlain Mid Cap Fund, Institutional Shares
C000245657
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Champlain Strategic Focus Fund, Institutional Shares
Without Sales Load [Member] | C000015937
Average Annual Return [Line Items]
Average Annual Return, Percent			3.34%		1.59%		9.01%
Without Sales Load [Member] | C000173316
Average Annual Return [Line Items]
Average Annual Return, Percent			3.62%		1.85%	8.50%
Without Sales Load [Member] | C000065363
Average Annual Return [Line Items]
Average Annual Return, Percent			1.56%		0.45%		9.82%
Without Sales Load [Member] | C000096284
Average Annual Return [Line Items]
Average Annual Return, Percent			1.80%		0.71%		10.10%
Without Sales Load [Member] | C000245657
Average Annual Return [Line Items]
Average Annual Return, Percent			2.63%	9.83%
Russell 3000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Russell 3000 Index (USD) (TR)
Average Annual Return, Percent			22.81%		12.30%		15.06%
Russell 3000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Russell 3000 Index (USD) (TR)
Average Annual Return, Percent			22.81%		12.30%	14.84%
Russell 3000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	Russell 3000 Index (USD) (TR)
Average Annual Return, Percent			22.81%		12.30%		15.06%
Russell 3000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	Russell 3000 Index (USD) (TR)
Average Annual Return, Percent			22.81%		12.30%		15.06%
Russell 3000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]	Russell 3000 Index (USD) (TR)
Average Annual Return, Percent			22.81%	23.55%
Russell 2000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Russell 2000 Index (USD) (TR)
Average Annual Return, Percent			40.78%		6.98%		11.62%
Russell 2000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Russell 2000 Index (USD) (TR)
Average Annual Return, Percent			40.78%		6.98%	10.97%
Russell Midcap Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	Russell Midcap Index (USD) (TR)
Average Annual Return, Percent			21.63%		8.50%		12.00%
Russell Midcap Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	Russell Midcap Index (USD) (TR)
Average Annual Return, Percent			21.63%		8.50%		12.00%
Russell Midcap Growth Benchmark Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5],[6]	Russell Midcap Growth Benchmark Index (USD) (TR)
Average Annual Return, Percent			6.17%	19.45%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[5]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[6]	As of March 2025, the benchmark name changed from Russell Midcap Growth Index to Russell Midcap Growth Benchmark Index, to reflect that it follows an uncapped methodology. Specifically, the Russell Midcap Growth Benchmark Index reflects the full market-cap weightings and does not apply the capping constraints introduced in 2025.